Intangible Assets, Net	12 Months Ended
Dec. 31, 2025
Intangible Assets, Net [Abstract]
INTANGIBLE ASSETS, NET
8.	INTANGIBLE ASSETS, NET

Intangible assets, net, consisted of the following:

	As of December 31,
	2024	2025
Finite-lived intangible assets
Software	$67,925	$76,621
Less: accumulated amortization	(36,935)	(64,578)
Subtotal	30,990	12,043

Indefinite-lived intangible assets
Trademark and trade name	167,804	184,911
Subtotal	167,804	184,911
Total intangible assets, net	$198,794	$196,954

The Group recorded amortization expenses of finite-lived intangible assets of US$14,059, US$20,719 and US$22,623 for the years ended December 31, 2023, 2024 and 2025, respectively.

Based on the results of the Group’s annual impairment assessment on indefinite-lived intangible asset performed as of December 31, 2024 and 2025, the Group did not identify any events or changes in circumstances indicate that it is more likely than not that the asset is impaired. In consideration of the growing catering industry in Southeast Asia, the stable macroeconomic conditions in Malaysia, and the Group’s future development plans, the Group determined that it is not likely that the brand name of “Zi Wei Yuan” was impaired as of December 31, 2024 and 2025, respectively. As such, no impairment of indefinite-lived intangible assets was recognized for the years ended December 31, 2023, 2024 and 2025.